Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities

Other payables and accrued liabilities of the following:

	June 30, 2025	June 30, 2024

Payroll and payroll tax payable	$1,051,819	$2,318,236
Accrued service fee	447,519	447,519
Capital received in advance	-	940,200
Note financing fee payable	642,291	-
Capital expenditure payable(1)	5,600,000	-
Other payables	223,280	249,346
Total other payables and accrued liabilities	$7,964,909	$3,955,301
(1)	This balance represents the unpaid balance for the purchase of Cryptocurrency mining equipment in March 2025.